                               ING INVESTORS TRUST

               ING FMR(SM) EARNINGS GROWTH PORTFOLIO ("PORTFOLIO")

                        Supplement dated December 9, 2005
   to the Institutional Class, Service Class, and Service 2 Class Prospectuses
                            each dated April 29, 2005

     Effective October 1, 2005, the management fee for the Portfolio has been reduced. The Prospectuses for the Institutional Class, Service Class, and Service 2 Class are hereby revised as follows:

1. The information relating to the Portfolio in the tables entitled "Annual Portfolio Operating Expenses" and the corresponding table entitled "Example" under the section entitled "Portfolio Fees and Expenses" on pages 72 and 73, respectively, of the Institutional Class Prospectus, on pages 68 and 69, respectively, of the Service Class Prospectus, and on pages 69 and 70, respectively, of the Service 2 Class Prospectus is deleted in its entirety and replaced with the following, respectively:

INSTITUTIONAL CLASS PROSPECTUS

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                                      TOTAL          WAIVERS         TOTAL NET
                         MANAGEMENT          DISTRIBUTION                           OPERATING     REIMBURSEMENTS     OPERATING
                            FEE               (12b-1) FEE      OTHER EXPENSES (2)    EXPENSES     AND RECOUPMENTS     EXPENSES
  -----------------------------------------------------------------------------------------------------------------------------
   ING FMR(SM)
    Earnings
     Growth
    Portfolio              0.59%                   --              0.15%(5)            0.74%          0.01%(6)          0.75%

EXAMPLE

                                                           1 YEAR               3 YEARS            5 YEARS           10 YEARS
  ----------------------------------------------------------------------------------------------------------------------------
   ING FMR(SM) Earnings Growth Portfolio(1)               $ 77                   $ 283              $ 412             $ 919

SERVICE CLASS PROSPECTUS

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                                       TOTAL         WAIVERS         TOTAL NET
                        MANAGEMENT    DISTRIBUTION   SHAREHOLDER         OTHER       OPERATING    REIMBURSEMENTS     OPERATING
                            FEE       (12b-1) FEE    SERVICES FEE     EXPENSES (2)    EXPENSES    AND RECOUPMENTS     EXPENSES
  -----------------------------------------------------------------------------------------------------------------------------
   ING FMR(SM)
    Earnings
     Growth
    Portfolio              0.59%          --             0.25%          0.15%(5)        0.99%         0.01%(6)         1.00%

EXAMPLE

                                                           1 YEAR               3 YEARS            5 YEARS           10 YEARS
  ----------------------------------------------------------------------------------------------------------------------------
        ING FMR(SM) Earnings Growth Portfolio             $ 102                 $ 316              $ 548              $ 1,214

SERVICE 2 CLASS PROSPECTUS

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                                       TOTAL         WAIVERS         TOTAL NET
                        MANAGEMENT    DISTRIBUTION   SHAREHOLDER         OTHER       OPERATING    REIMBURSEMENTS     OPERATING
                            FEE       (12b-1) FEE    SERVICES FEE     EXPENSES (2)    EXPENSES    AND RECOUPMENTS     EXPENSES
  ----------------------------------------------------------------------------------------------------------------------------
     ING FMR(SM)
      Earnings
       Growth
      Portfolio            0.59%          0.25%          0.25%          0.15%(6)        1.24%        (0.09)%(7)        1.15%

EXAMPLE

                                                           1 YEAR               3 YEARS            5 YEARS           10 YEARS
  ----------------------------------------------------------------------------------------------------------------------------
        ING FMR(SM) Earnings Growth Portfolio             $ 117                 $ 385              $ 672              $ 1,492


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

               ING FMR(SM) EARNINGS GROWTH PORTFOLIO ("PORTFOLIO")

                        Supplement dated December 9, 2005
         To the Institutional Class, Service Class, and Service 2 Class
      Statement of Additional Information ("SAI") and the Adviser Class SAI
                            each dated April 29, 2005

     Effective October 1, 2005, the management fee for the Portfolio has been reduced as well as the portfolio management fee payable to Fidelity Management & Research Company for its services to the Portfolio as the Portfolio Manager. The SAIs are hereby amended as follows:

1. The information relating to the Portfolio in the table beginning on page 98 of the Adviser Class SAI and beginning on page 118 of the Institutional Class, Service Class, and Service 2 Class SAI is deleted in its entirety and replaced with the following:

     PORTFOLIO                                RATE
     ---------------------------------------------------------------------------
     ING FMR(SM) Earnings Growth Portfolio    0.59% on the first $500 million,
                                              0.57% on the next $250 million,
                                              0.52% on assets over $750 million.

2. The information relating to the Portfolio in the table entitled "Portfolio Managers" beginning on page 102 of the Adviser Class SAI and beginning on page 122 of the Institutional Class, Service Class, and Service 2 Class SAI is deleted in its entirety and replaced with the following:

           PORTFOLIO MANAGER                   PORTFOLIO                         PORTFOLIO MANAGEMENT FEE
     ---------------------------------------------------------------------------------------------------------
     Fidelity Management &           ING FMR(SM) Earnings Growth            0.40% on the first $250 million
     Research Company                Portfolio                              0.35% on assets over $250 million

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.